Shareholder Report, Average Annual Return (Details) 191610_DoubleLine Total Return Bond Fund_Class I2_TSR Annual {Class I2}	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2 (without sales charge)
Average Annual Return, Percent	0.71%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.43%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return, Percent	1.24%